Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

We provide the following discussion of the timing of option awards in relation to the disclosure of material nonpublic information, as required by Item 402(x) of Regulation S-K. The Company generally makes equity grants at varying times throughout the year, as business needs arise and our Board or Compensation Committee determine are appropriate. In 2025, due to the extraordinary efforts by Mr. Hayes and Mr. Wool to enlarge our advisory board with qualified persons and close a registered direct and private placement offering, the Compensation Committee awarded options to Mr. Hayes and Mr. Wool. In connection with such awards, which were subject to the approval of our shareholders, the Compensation Committee considered material nonpublic information related to the advisory board and direct and private placement offerings and determined it was appropriate to make the grants just prior to the announcement of such events. The Company did not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.

Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	false